Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Commercial Commitments	The Company has following commercial commitments:
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Leases	$380,962	$213,632	$167,330	$-	$-